Filed Pursuant to Rule 497(e)
Registration No. 033-08746

Supplement dated October 21, 2016
to the
Prospectus
dated February 26, 2016

The Tocqueville Fund (the “Tocqueville Fund”)
The Tocqueville Opportunity Fund (the “Opportunity Fund”)
The Tocqueville International Value Fund (the “International Value Fund”)
The Tocqueville Gold Fund (the “Gold Fund”)
The Delafield Fund (the “Delafield Fund”)
The Tocqueville Select Fund (the “Select Fund”)

each a series of the Tocqueville Trust (the “Trust”)

The purpose of this supplement is to inform investors that effective as of September 15, 2016 Mr. Robert W. Kleinschmidt has been elected Chairman of the Board of Trustees of the Trust and that effective as of August 31, 2016 Mr. John Hathaway has been elected the Chairman of the Board of Directors of the Tocqueville Management Corporation.

Therefore, effective immediately, the first paragraph of the sub-section “Portfolio Managers” under the section “Management” of the Prospectus for the Tocqueville Fund is being replaced with the following:

“Robert W. Kleinschmidt, Chairman of the Board of Trustees and President of the Tocqueville Trust, President and Chief Investment Officer of Tocqueville Asset Management, L.P. and a director of Tocqueville Management Corporation, the general partner of the investment advisor, has been the portfolio manager of the Tocqueville Fund since 1992.”

In addition, effective immediately, the first paragraph of the sub-section “Portfolio Managers” under the section “Management” of the Prospectus for the Gold Fund is being replaced with the following:

“John Hathaway, Senior Portfolio Manager of Tocqueville Asset Management, L.P. and Chairman of the Board of Directors of the Tocqueville Management Corporation, the general partner of the investment advisor, has been a portfolio manager or a co-portfolio manager of the Gold Fund since its inception in 1997.  Mr. Douglas B. Groh, Portfolio Manager and Senior Research Analyst of Tocqueville Asset Management, L.P., has been a co-portfolio manager of the Gold Fund since January 1, 2012.”

In addition, effective immediately, the second paragraph of sub-section “Portfolio Management” under the section “Management of the Funds” of the Prospectus is being replaced with the following:

“Robert W. Kleinschmidt has been the portfolio manager of the Tocqueville Fund since 1992.  Mr. Kleinschmidt is the Chairman of the Board of Trustees and President of the Tocqueville Trust, President and Chief Investment Officer of Tocqueville Asset Management and a director of Tocqueville Management Corporation.  He previously held executive positions at the investment management firm David J. Greene & Co. and Mr. Kleinschmidt has a BBA in accounting from the University of Wisconsin and an MA in economics from the University of Massachusetts.”

In addition, effective immediately, the fifth paragraph of sub-section “Portfolio Management” under the section “Management of the Funds” of the Prospectus is being replaced with the following:

“John Hathaway has been the portfolio manager or a co-portfolio manager of the Gold Fund since 1997.  Mr. Hathaway also serves as a Senior Portfolio Manager of the Advisor and Chairman of the Board of Directors of the Tocqueville Management Corporation.  Mr. Hathaway was a portfolio manager with Hudson Capital Advisors from 1986 through 1989, and the President, Chief Investment Officer and portfolio manager with Oak Hill Advisors from 1989 through 1996.  Mr. Hathaway has been a portfolio manager with the Advisor since 1997.  He received his MBA from the University of Virginia and his BA from Harvard University.”

In addition, effective November 1, 2016 (the “Effective Date”), with respect to the Tocqueville Opportunity Fund, the Delafield Fund and the Tocqueville Select Fund (each a “Fund” and collectively, the “Funds”), the Adviser for the Funds has contractually agreed to waive fees and/or reimburse expenses (“Expense Limitation Agreement”) in order to ensure that each Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of each Fund’s average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2018 and may not be terminated by the Adviser before such time.

In connection with these changes, as of the Effective Date, corresponding changes are made in each Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Example following the table. Also, as of the Effective Date, references to the Expense Limitation Agreement have been added to the “Investment Advisor” subparagraph under “Management of the Funds” section of the Prospectus.

In addition, effective October 30, 2016, the second paragraph of the sub-section “Exchange Privilege” under the section “Shareholder Information” is being replaced with the following:

“You may also exchange shares of any or all of an investment in the Funds for shares of the First American Retail Prime Obligations Fund Class A shares, or the First American Government Obligations Fund (each a “First American Money Market Fund” and together the “First American Money Market Funds”).  This Exchange Privilege is a convenient way for you to buy shares in a First American Money Market Fund in order to respond to changes in your investment goals or market conditions.  Before exchanging into a First American Money Market Fund, you should read the First American Money Market Funds’ Prospectus and confirm that such shares are offered in your state of residence.  To obtain the Prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-800-697-3863.  The First American Money Market Funds are managed by U.S. Bancorp Asset Management, an affiliate of U.S. Bancorp Fund Services, LLC.  The First American Money Market Funds are not affiliated with The Tocqueville Trust.”

Also effective October 30, 2016, the sub-section “Check Redemption” under the section “Shareholder Information” is being replaced with the following:

“Check Redemption.  You may request on the Purchase Application or by later written request to establish check redemption privileges for the First American Retail Prime Obligations Fund Class A.  The redemption checks (“Checks”) will be sent only to the registered owner(s) and only to the address of record.  Checks may be made payable to the order of any person in the amount of $250 or more. Dividends are earned until the Check clears the Transfer Agent.”

Please retain this Supplement with your Prospectus for reference.

Filed Pursuant to Rule 497(e)
Registration No. 033-08746

Supplement dated October 21, 2016
to the
Statement of Additional Information (“SAI”)
dated February 26, 2016

The Tocqueville Fund (the “Tocqueville Fund”)
The Tocqueville Opportunity Fund (the “Opportunity Fund”)
The Tocqueville International Value Fund (the “International Value Fund”)
The Tocqueville Gold Fund (the “Gold Fund”)
The Delafield Fund (the “Delafield Fund”)
The Tocqueville Select Fund (the “Select Fund”)

each a series of the Tocqueville Trust (the “Trust”)

The purpose of this supplement is to inform investors that effective as of September 15, 2016 Mr. Robert W. Kleinschmidt has been elected Chairman of the Board of Trustees of the Trust and effective as of August 31, 2016 Mr. John Hathaway has been elected the Chairman of the Board of Directors of the Tocqueville Management Corporation.

Therefore, effective immediately, the ninth line and the corresponding information in the adjacent columns of the first table under the section “Management of the Funds” are replaced with the following:

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Robert W. Kleinschmidt Year of Birth: 1949	Chairman, President, and Trustee	Indefinite Term, Chairman Since 2016, and President and Trustee Since 1991	President and Chief Investment Officer of Tocqueville Asset Management; Director, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January 1994 to present; and Managing Director from July 1991 to January 1994; Partner, David J. Greene & Co. from May 1978 to July 1991.	6	President and Director, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P.

In addition, effective immediately, the twelfth line and the corresponding information in the adjacent columns of the first table under the section “Management of the Funds” are deleted in their entirety.

In addition, effective immediately, the second footnote of the first table under the section “Management of the Funds” is replaced with the following:

“2.         “Interested Person” of the Trust as defined in the 1940 Act. Mr. Kleinschmidt is considered an “interested person” because of his affiliation with the Advisor.”

In addition, effective immediately, the fourth and seventh sentences under the sub-section “Board Structure, Leadership” in the section “Management of the Funds” are deleted in their entirety.

In addition, effective immediately, the ninth paragraph under the sub-section “Information about Each Trustee’s Qualification, Experience, Attributes or Skills” in the section “Management of the Funds” is deleted in its entirety.

In addition, effective immediately, the seventh line and the corresponding information in the adjacent columns of the first table under the subsection “Information about Each Trustee’s Qualification, Experience, Attributes or Skills” in the section “Management of the Funds” are deleted in their entirety.

In addition, effective immediately, the ninth line and the corresponding information in the adjacent columns of the table titled “Compensation Table” under the subsection “Information about Each Trustee’s Qualification, Experience, Attributes or Skills” in the section “Management of the Funds” are deleted in their entirety.

In addition, effective November 1, 2016 (the “Effective Date”), with respect to the Tocqueville Opportunity Fund, the Delafield Fund and the Tocqueville Select Fund (each a “Fund” and collectively, the “Funds”), the Adviser for the Funds has contractually agreed to waive fees and/or reimburse expenses (“Expense Limitation Agreement”) in order to ensure that each Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of each Fund’s average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2018, and may not be terminated by the Adviser before such time.

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In connection with these changes, as of the Effective Date, corresponding changes are made to the “Advisory Fees” subparagraph under “Investment Advisory and Other Services” section of the SAI.

Please retain this Supplement with your Statement of Additional Information for reference.

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